CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Ordinary shares, par value	$ 0.005
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	90,659,882	81,716,084
Ordinary shares, shares outstanding	90,659,882	81,716,084